Provisions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provisions [line items]
Provisions for termination benefits	$ 968	$ 4,323
Defined benefit plan	4,010	2,855	$ 2,278	$ 2,194
Operating charges with suppliers [Member]
Disclosure of provisions [line items]
Provisions for termination benefits		2,600
Pension service cost [member]
Disclosure of provisions [line items]
Provisions for termination benefits	400	300
Operating lease rentals [member]
Disclosure of provisions [line items]
Provisions for termination benefits	300	700
Commercial litigation [member]
Disclosure of provisions [line items]
Provisions for termination benefits	300
Discontinuation Of The Lease [Member]
Disclosure of provisions [line items]
Provisions for termination benefits		700
Employee Litigation and Severance [member]
Disclosure of provisions [line items]
Provisions for termination benefits	200	700
Settlement of Employee Litigation [Member]
Disclosure of provisions [line items]
Provisions for termination benefits	300
Termination of Commercial Litigation [Member]
Disclosure of provisions [line items]
Provisions for termination benefits	2,700
France [member]
Disclosure of provisions [line items]
Defined benefit plan	$ 1,500	$ 1,100	$ 1,500